Basis of Presentation and Summary of Significant Accounting Policies, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 4,187	$ 4,050
Foreign currency translation adjustment	122	99
Acquisitions	35	38
Dispositions	(49)
Goodwill, ending balance	4,295	4,187
Impairment charges	0	0
Consumer Packaging International [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,793	1,712
Foreign currency translation adjustment	107	81
Dispositions	(49)
Goodwill, ending balance	1,851	1,793
Consumer Packaging North America [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,579	1,540
Foreign currency translation adjustment	(1)	1
Acquisitions	35	38
Goodwill, ending balance	1,613	1,579
Flexibles [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	815	798
Foreign currency translation adjustment	16	17
Goodwill, ending balance	$ 831	$ 815